Filed electronically with the Securities and Exchange Commission on August 16, 2018

1933 Act File No. 033-32476

1940 Act File No. 811-05970

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 60	|X|
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 61

Cash Account Trust (Exact name of Registrant as Specified in Charter)

345 Park Avenue New York, NY 10154 (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 250-2500

John Millette Vice President and Secretary One International Place Boston, MA 02110 (Name and Address of Agent for Service)

With a copy to: John S. Marten Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

[X ]	Immediately upon filing pursuant to paragraph (b)
[___]	On __________________ pursuant to paragraph (b)
[___]	60 days after filing pursuant to paragraph (a)(1)
[___]	On __________________ pursuant to paragraph (a)(1)
[___]	75 days after filing pursuant to paragraph (a)(2)
[___]	On __________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[___]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

  DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) — DWS Government & Agency Money Fund (formerly Deutsche Government & Agency Money Fund)
  DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) — DWS Government Cash Institutional Shares (formerly Deutsche Government Cash Institutional Shares)
  DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) — Government Cash Managed Shares
  DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) — Service Shares
  DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) — Service Shares
  DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) — DWS Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Premier Shares)
  DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) — DWS Tax-Exempt Money Fund (formerly Deutsche Tax-Exempt Money Fund)
  DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) — DWS Tax-Free Money Fund Class S (formerly Deutsche Tax-Free Money Fund Class S)
  DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) — Tax-Exempt Cash Managed Shares
  DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) — Tax-Free Investment Class

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 8th day of August 2018.

CASH ACCOUNT TRUST

By: /s/Hepsen Uzcan

Hepsen Uzcan*

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	August 8, 2018

/s/Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	August 8, 2018

/s/John W. Ballantine
John W. Ballantine*	Trustee	August 8, 2018

/s/ Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	August 8, 2018

/s/ Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	August 8, 2018

/s/ Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	August 8, 2018

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	August 8, 2018

/s/ Richard J. Herring
Richard J. Herring*	Trustee	August 8, 2018

/s/William McClayton
William McClayton*	Trustee	August 8, 2018

/s/ Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	August 8, 2018

SIGNATURE	TITLE	DATE

/s/ William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	August 8, 2018

/s/ Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	August 8, 2018

*By: /s/ Caroline Pearson

          Caroline Pearson**

          Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 59, as filed on July 30, 2018 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase